Organization and Principal Activities - Additional Information (Detail) - Agreement	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Product Information [Line Items]
Renewal of trade mark registration	10 years
Exclusive service agreement renewal term	10 years
Notice period of agreement termination	30 days
Number of new equity pledged agreements	5
Percentage of revenue from VIEs as percentage of consolidated revenues	97.90%	98.40%	99.00%
Percentage of assets from VIEs as percentage of consolidated assets	64.80%	65.30%
Percentage of liabilities from VIEs as percentage of consolidated liabilities	92.70%	95.30%
Century Friendship [Member] | Previously Held Equity Interest [Member]
Product Information [Line Items]
Equity interest of Century Friendship prior to the transfer	53.00%
Minimum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	2.00%
Maximum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	6.00%
Variable Interest Entities [Member]
Product Information [Line Items]
Shareholding percentage of Mr. Yu	16.57%